Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance Expense [Abstract]
Schedule of Finance Expense
	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Interest expenses	493	216
Bank fees	29	10
Revaluation of financial liabilities measured at fair value	125	6,149
Exchange rate differences	181	23
	828	6,398